Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Information [Abstract]
Schedule Of Lease Revenue By Segment

	2010	2011	2012

United States of America	8.4%	8.8%	12.1%
Russia	11.3%	10.3%	9.4%
Germany	12.0%	9.3%	9.0%

Schedule Of Long-Lived Assets By Segment

2012

United States of America	16.6%
Russia	11.4%